Leases (Details) - Schedule of aggregate future minimum lease payments $ in Thousands	Jun. 30, 2022 USD ($)
Schedule Of Aggregate Future Minimum Lease Payments Abstract
2023	$ 273
2024	218
2025	127
Total	$ 618